Short-Term Investment (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of amortized cost and fair value
	Amortized cost	Fair value
Short-term investments
Due within six months	$8,610,796	$8,610,796
Total	$8,610,796	$8,610,796